Annual Total Returns[BarChart] - Invesco Select Risk Moderate Investor Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.41%)	11.43%	15.43%	5.11%	(1.21%)	4.71%	15.01%	(6.87%)	19.89%	11.67%